TEMPORARY EQUITY	12 Months Ended
Oct. 31, 2023
Temporary Equity
TEMPORARY EQUITY

NOTE 10 – TEMPORARY EQUITY

Commitment to Purchase Series A Convertible Preferred Stock

On January 18, 2019, The Company entered into a Series A Preferred Stock Purchase Agreement with Device Corp. (“the Agreement”), of up to $250,000. On May 1, 2023, a second stock purchase agreement was executed by Device Corp. for $250,000. Under the terms of the Agreement the Series A Preferred Stock is Convertible into shares of common stock at a 50% discount to the lowest close price of the common stock for the prior thirty trading days. Under the Agreement Device Corp. has advanced the Company approximately $562,000, of which approximately $170,000 had been repaid by October 31, 2022, leaving a balance due of $392,000.

As of October 31, 2023, the Company has preferred stock to be issued in the amount of $357,022, following conversions to 50,000,000 common shares. Based on the terms of the Agreement as of October 31, 2023, the preferred Series A can be converted at $0.00035 per share, into 1,020,062,029 shares of common stock. As of the balance sheet date and the date of this report, these shares have not been issued to the Purchaser. S99-3A(2) ASR 268 requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the holder, or (3) upon the occurrence of an event that is not solely within the control of the issuer. Given that there is an unknown number of preferred shares to be issued and the preferred shares are convertible at the option of the holder, the Company determined that the shares to be issued shall be treated as temporary equity.

Series B Preferred Stock

On August 25, 2023, the Company Amended its Articles of Incorporation, to designate 5,000,000 of the Authorized preferred stock, par value $0.0001, as Series B Preferred Stock (“Series B”). The Series B is convertible into shares of common stock at the average price of the previous five trading days. The Series B shares are not entitled to dividends and have no voting rights.

Following the amendment above the Series B preferred stock is convertible into shares of common stock at the option of the holder at a 50% discount to the average price for the five trading days prior to conversion. As of the balance sheet date and the date of this report, these shares have not been issued to the Purchaser. S99-3A(2) ASR 268 requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the holder, or (3) upon the occurrence of an event that is not solely within the control of the issuer. Given that there is an unknown number of preferred shares to be issued and the preferred shares are convertible at the option of the holder, the Company determined that the shares to be issued shall be treated as temporary equity.

On August 25, 2023, the Company and Device Corp amended the January 18, 2019, and the May 1, 2023 Series A Preferred Stock Purchase Agreements, so that any purchased Series A preferred stock is now Series B preferred stock.